Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets at September 30, 2023 and December 31, 2022 consisted of the following:
	September 30, 2023	December 31, 2022
Customer relationships	$9,024,000	$9,024,000
Marketing-related	2,992,000	2,684,000
Technology-related	623,000	623,000
Total intangible assets	12,639,000	12,331,000
Less: accumulated amortization	(3,439,947)	(2,345,871)
Intangible assets, net	$9,199,053	$9,985,129
Intangible assets at December 31, 2022 and 2021 consisted of the following:
	December 31, 2022	December 31, 2021
Customer relationships	$9,024,000	$9,024,000
Marketing-related	2,684,000	2,684,000
Technology-related	623,000	623,000
Total intangible assets	12,331,000	12,331,000
Less: accumulated amortization	(2,345,871)	(887,103)
Intangible assets, net	$9,985,129	$11,443,897

Schedule of Amortization Expense for Intangible Assets	Estimated amortization expense for intangible assets for the next five years consists of the following as of September 30, 2023:
Year Ending December 31,	Amount
2023 - remaining	$364,692
2024	1,458,769
2025	1,325,778
2026	1,150,640
2027	909,142
Thereafter	3,990,032
Total	$9,199,053
Estimated amortization expense for intangible assets for the next five years consists of the following as of December 31, 2022:
Year Ending December 31,	Amount
2023	$1,458,768
2024	1,458,768
2025	1,325,778
2026	1,150,640
2027	909,142
Thereafter	3,682,033
Total	$9,985,129